CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Interest and Dividend Income:
Loans receivable	$ 44,821,977	$ 46,044,445	$ 49,960,907
Mortgage loans held for sale	2,195,153	5,169,547	5,338,349
Securities and other	410,168	399,630	409,036
Total interest and dividend income	47,427,298	51,613,622	55,708,292
Interest Expense:
Deposits	3,514,400	4,965,183	7,192,873
Borrowed money	1,219,605	970,184	943,200
Subordinated debentures	496,052	509,437	541,728
Total interest expense	5,230,057	6,444,804	8,677,801
Net interest income	42,197,241	45,168,818	47,030,491
Provision for loan losses	1,210,000	12,090,000	14,450,000
Net interest income after provision for loan losses	40,987,241	33,078,818	32,580,491
Non-Interest Income:
Mortgage revenues	3,918,247	12,331,500	8,772,721
Retail banking fees	4,252,322	4,194,912	4,106,177
Investment brokerage revenues	163,765	973,963	1,402,448
Bank-owned life insurance	922,897	903,177	1,001,608
Other	284,580	366,531	420,754
Total non-interest income	9,541,811	18,770,083	15,703,708
Non-Interest Expense:
Salaries and employee benefits	17,713,542	17,746,857	15,262,518
Occupancy, equipment and data processing expense	10,815,509	10,111,830	9,289,870
Advertising	637,188	545,339	518,765
Professional services	2,268,761	2,524,107	2,084,098
FDIC deposit insurance premium expense	1,091,086	1,251,848	1,757,199
Real estate foreclosure (recoveries) losses and expense, net	(323,793)	2,209,968	3,039,315
Postage, document delivery and office supplies expense	649,201	692,952	696,967
Other	1,411,613	2,160,345	1,542,552
Total non-interest expense	34,263,107	37,243,246	34,191,284
Income before income taxes	16,265,945	14,605,655	14,092,915
Income tax expense	5,232,583	4,796,596	4,263,227
Net income	11,033,362	9,809,059	9,829,688
Other comprehensive income:
Unrealized gain (loss) on debt and mortgage-backed securities available for sale	(1,081)	(75,831)	34,137
Income tax benefit (expense)	411	28,816	(12,972)
Net unrealized (loss) gain	(670)	(47,015)	21,165
Comprehensive income	11,032,692	9,762,044	9,850,853
Income available to common shares	$ 10,223,110	$ 8,289,487	$ 8,145,658
Per Common Share Amounts:
Basic earnings per common share (in dollars per share)	$ 0.92	$ 0.76	$ 0.76
Weighted average common shares outstanding - basic (in shares)	11,154,695	10,892,136	10,679,091
Diluted earnings per common share (in dollars per share)	$ 0.88	$ 0.74	$ 0.74
Weighted average common shares outstanding - diluted (in shares)	11,570,033	11,132,941	10,993,862